Prepayments and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Receivables, Net [Abstract]
Schedule of Prepayments and Other Receivables, Net
	As of December 31,
	2024	2025
	RMB	RMB	USD

Other receivables	189,066	269,426	38,528
Receivable from asset disposal	-	89,000	12,726
Less: allowance for credit loss of other receivables	(28,565)	(2,900)	(415)
Prepayments	72,904	73,705	10,540
Deductible input VAT	7,565	14,710	2,104
Deposits	7,524	4,142	592
Prepayment, other receivables other, net	248,494	448,083	64,075

Schedule of Movement of Allowance for Credit Loss

Movement of allowance for credit loss is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD
Beginning balance	42,683	28,565	4,085
Reversal of expense	(1,637)	(25,665)	(3,670)
Less: disposal of discontinued operations	(12,481)	-	-
Ending balance	28,565	2,900	415